First Trust SkyBridge Crypto Industry and Digital Economy ETF N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Jan. 02, 2026